Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 11,311	$ 1,733	¥ 15,156		¥ 6,477
Prepayments and other current assets	229,046	35,103	216,850
Total current assets	663,186	101,637	486,832
Deferred assets	15,826	2,425
Total Assets	684,821	104,952	492,717
Current liabilities:
Accrued expenses and other liabilities	132,674	20,333	103,026
Amounts due to related parties	111,186	17,040	143,958
Total current liabilities	692,606	106,146	675,761
Non-current Liabilities
Amounts due to related parties | ¥			33,453
Total non-current liabilities	20,052	3,073	33,453
Total Liabilities	712,658	109,219	709,214
Shareholders' deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 and 389,819,415 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	114	17	98
Additional paid-in capital	1,075,064	164,761	537,618
Accumulated other comprehensive loss	(21,192)	(3,248)	(316)
Accumulated deficit	(1,081,914)	(165,811)	(753,897)
Total Molecular Data Inc. shareholders' deficit	(27,928)	(4,281)	(216,497)
TOTAL LIABILITIES AND DEFICIT	¥ 684,821	$ 104,952	¥ 492,717
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Parent Company
Current Assets
Cash and cash equivalents	¥ 2,818	$ 432	¥ 446
Prepayments and other current assets	396,995	60,842	56,293
Total current assets	399,813	61,274	56,739
Deferred assets	13,725	2,103
Total Assets	413,538	63,377	56,739
Current liabilities:
Accrued expenses and other liabilities	38,723	5,935	17,499
Amounts due to related parties	57,310	8,783	36,126
Total current liabilities	96,033	14,718	53,625
Non-current Liabilities
Amounts due to related parties	10,606	1,625	12,822
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	334,826	51,315	206,789
Total non-current liabilities	345,432	52,940	219,611
Total Liabilities	441,465	67,658	273,236
Shareholders' deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 and 389,819,415 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	114	17	98
Additional paid-in capital	1,075,064	164,761	537,618
Accumulated other comprehensive loss	(21,192)	(3,248)	(316)
Accumulated deficit	(1,081,914)	(165,811)	(753,897)
Total Molecular Data Inc. shareholders' deficit	(27,928)	(4,281)	(216,497)
TOTAL LIABILITIES AND DEFICIT	¥ 413,537	$ 63,377	¥ 56,739
Common stock, par value (in dollars per share) | $ / shares		$ 0.00005		$ 0.00005
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	389,819,415	389,819,415	310,627,024
Common stock, shares outstanding	389,819,415	389,819,415	310,627,024